CAPITAL RESERVE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of options	$ 669	$ 1,521	$ 106
Exercised During the year ended December 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of options		$ 415